Parent Company Only Condensed Financial Information (Tables)	6 Months Ended
Apr. 30, 2025
Parent Company Only Condensed Financial Information [Abstract]
Schedule of Balance Sheets

Condensed Balance Sheets

	April 30,	October 31,
	2025	2024
ASSETS
Current Assets
Cash and cash equivalents	1,015,018	—
Other receivables and other current assets	3,029,000	—
Deferred IPO Cost		1,088,400
Total Current Assets	4,044,018	1,088,400
Non-Current Assets
Investment in subsidiaries	2,217,273	1,879,477
Total Non-Current Assets	2,217,273	1,879,477
TOTAL ASSETS	6,261,291	2,967,877

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Intercompany Payable	2,010,851	1,461,792
Total Current Liabilities	2,010,851	1,461,792
TOTAL LIABILITIES	2,010,851	1,461,792
Shareholders’ Equity
Ordinary shares (2,500,000,000 shares authorized, par value $0.00002, 29,374,403 shares issued and outstanding as of April 30,2025 and 25,000,000 shares issued and outstanding as of October 31, 2024)*	587	500
Additional Paid In Capital	23,751,471	1,161,211
Statutory Reserve	131,962	131,962
Retained Earnings (Accumulated Deficits)	(19,564,205)	271,788
Accumulated Other Comprehensive Loss	(69,375)	(59,376)
Total Stockholders’ Equity	4,250,440	1,506,085
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	6,261,291	2,967,877
*	Certain shares are related to the IPO (See Note 14 ).

Schedule of Statements of Operations

Condensed Statements of Operations

	Six Months Ended April 30, 2025	Six Months Ended April 30, 2024
Operating costs and expenses:
General and administrative expenses	20,212,966	—
Total operating expenses	20,212,966	—
Other income (expense):		—
Other income	29,001	—
Interest income	196	—
Interest expense	20	—
Total other income (expenses)	29,178	—
Share of income of subsidiaries	347,794	48,900
Net (loss) income	(19,835,994)	48,900